The primary authorizations held by TIM S.A. on December 31, 2021, as well as their expiration dates, are shown in the table below: (Details) - T I M Celular S A [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amapa Roraima Para Amazonasand Maranhao [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031*
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR92 (PA), Feb 2024*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	-
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Riode Janeiroand Espirito Santo [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031*
Additional frequencies 1,800 MHz	ES, Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR21 (RJ), Feb 2024*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)		Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
450 MHz	Oct 2027
Acre Rondonia Mato Grosso Mato Grossodo Sul Tocantins Distrito Federal Goias Rio Grandedo Sulexceptthemunicipalityof Pelotasandregionandthemunicipalitiesof Londrinaand Tamaranain Parana [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031*
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR61 (DF), Feb 2024*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	South – Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
450 MHz	PR, Oct 2027
Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031*
Additional frequencies 1,800 MHz	Countryside, Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Paranaexceptthemunicipalitiesof Londrinaand Tamarana [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Sep 2022*
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	AR41, except Curitiba and the Metropolitan Region, Feb 2024*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
450 MHz	Oct 2027
Santa Catarina [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Sep 2023*
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
450 MHz	Oct 2027
Municipalityandregionof Pelotasinthe Stateof Rio Grandedo Sul [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Apr 2024*
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
3.5 GHz (5G)	Dec 2041
Pernambuco [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	May 2024*
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR81, July 2031
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Ceara [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Nov 2023*
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)		Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec S2031
Paraiba [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2023*
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Rio Grandedo Norte [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2023*
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Alagoas [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2023*
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Piaui [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2024*
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Minas Geraisexceptthemunicipalitiesofthe P G Osector 3for 3 Gtheradiofrequenciesandother [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Apr 2028*
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR31, Feb 2030*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Bahiaand Sergipe [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Aug 2027*
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031